Income tax and deferred taxes - Income Tax (Expenses) Benefit for Foreign and Domestic Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current income tax benefit (expense) by foreign and domestic parties, net
Current income tax expense, net, total	$ (326,928)	$ (180,959)	$ (1,530,360)
Deferred tax benefit (expense) by foreign and domestic parties, net
Deferred tax expense, net, total	6,845	(101,614)	(346,391)
Tax expense (income)	(320,083)	(282,573)	(1,876,751)
Foreign countries
Current income tax benefit (expense) by foreign and domestic parties, net
Current income tax expense, net, total	(52,626)	(71,477)	(120,893)
Deferred tax benefit (expense) by foreign and domestic parties, net
Deferred tax expense, net, total	(2,035)	73,935	(34,014)
Country of domicile
Current income tax benefit (expense) by foreign and domestic parties, net
Current income tax expense, net, total	(239,862)	(92,799)	(319,991)
Deferred tax benefit (expense) by foreign and domestic parties, net
Deferred tax expense, net, total	8,880	(175,549)	(312,377)
Country of domicile | Specific mining tax to lithium mining
Current income tax benefit (expense) by foreign and domestic parties, net
Current income tax expense, net, total	$ (34,440)	$ (16,683)	$ (1,089,476)